CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES	12 Months Ended
Dec. 31, 2019
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Disclosure of commitments and contingent liabilities [text block]

NOTE 48: CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES

Interchange fees

With respect to multi-lateral interchange fees (MIFs), the Group is not involved in the ongoing litigation (as described below) which involves card schemes such as Visa and Mastercard. However, the Group is a member/licensee of Visa and Mastercard and other card schemes. The litigation in question is as follows:

–	litigation brought by retailers against both Visa and Mastercard continues in the English Courts (and includes appeals heard by the Supreme Court, judgment awaited); and

–	litigation brought on behalf of UK consumers in the English Courts against Mastercard.

Any impact on the Group of the litigation against Visa and Mastercard remains uncertain at this time. Insofar as Visa is required to pay damages to retailers for interchange fees set prior to June 2016, contractual arrangements to allocate liability have been agreed between various UK banks (including the Group) and Visa Inc, as part of Visa Inc’s acquisition of Visa Europe in 2016. These arrangements cap the maximum amount of liability to which the Group may be subject, and this cap is set at the cash consideration received by the Group for the sale of its stake in Visa Europe to Visa Inc in 2016.

LIBOR and other trading rates

In July 2014, the Group announced that it had reached settlements totalling £217 million (at 30 June 2014 exchange rates) to resolve with UK and US federal authorities legacy issues regarding the manipulation several years ago of Group companies’ submissions to the British Bankers’ Association (BBA) London Interbank Offered Rate (LIBOR) and Sterling Repo Rate. The Swiss Competition Commission concluded its investigation against Lloyds Bank plc in June 2019. The Group continues to cooperate with various other government and regulatory authorities, including a number of US State Attorneys General, in conjunction with their investigations into submissions made by panel members to the bodies that set LIBOR and various other interbank offered rates.

Certain Group companies, together with other panel banks, have also been named as defendants in private lawsuits, including purported class action suits, in the US in connection with their roles as panel banks contributing to the setting of US Dollar, Japanese Yen and Sterling LIBOR and the Australian BBSW Reference Rate. Certain of the plaintiffs’ claims have been dismissed by the US Federal Court for Southern District of New York (subject to appeals).

Certain Group companies are also named as defendants in (i) UK based claims; and (ii) two Dutch class actions, raising LIBOR manipulation allegations. A number of the claims against the Group in relation to the alleged mis-sale of interest rate hedging products also include allegations of LIBOR manipulation.

It is currently not possible to predict the scope and ultimate outcome on the Group of the various outstanding regulatory investigations not encompassed by the settlements, any private lawsuits or any related challenges to the interpretation or validity of any of the Group’s contractual arrangements, including their timing and scale.

UK shareholder litigation

In August 2014, the Group and a number of former directors were named as defendants in a claim by a number of claimants who held shares in Lloyds TSB Group plc (LTSB) prior to the acquisition of HBOS plc, alleging breaches of duties in relation to information provided to shareholders in connection with the acquisition and the recapitalisation of LTSB. Judgment was delivered on 15 November 2019. The Group and former directors successfully defended the claims. The claimants have sought permission to appeal. It is currently not possible to determine the ultimate impact on the Group (if any).

Tax authorities

The Group has an open matter in relation to a claim for group relief of losses incurred in its former Irish banking subsidiary, which ceased trading on 31 December 2010. In 2013 HMRC informed the Group that their interpretation of the UK rules which allow the offset of such losses denies the claim for group relief of losses. If HMRC’s position is found to be correct, management estimate that this would result in an increase in current tax liabilities of approximately £800 million (including interest) and a reduction in the Group’s deferred tax asset of approximately £250 million. The Group does not agree with HMRC’s position and, having taken appropriate advice, does not consider that this is a case where additional tax will ultimately fall due. There are a number of other open matters on which the Group is in discussion with HMRC (including the tax treatment of certain costs arising from the divestment of TSB Banking Group plc), none of which is expected to have a material impact on the financial position of the Group.

Mortgage arrears handling activities – FCA investigation

On 26 May 2016, the Group was informed that an enforcement team at the FCA had commenced an investigation in connection with the Group’s mortgage arrears handling activities. It is not currently possible to make a reliable assessment of any liability resulting from the investigation including any financial penalty.

Other legal actions and regulatory matters

In addition, during the ordinary course of business the Group is subject to other complaints and threatened or actual legal proceedings (including class or group action claims) brought by or on behalf of current or former employees, customers, investors or other third parties, as well as legal and regulatory reviews, challenges, investigations and enforcement actions, both in the UK and overseas. All such material matters are periodically reassessed, with the assistance of external professional advisers where appropriate, to determine the likelihood of the Group incurring a liability. In those instances where it is concluded that it is more likely than not that a payment will be made, a provision is established to management’s best estimate of the amount required at the relevant balance sheet date. In some cases it will not be possible to form a view, for example because the facts are unclear or because further time is needed properly to assess the merits of the case, and no provisions are held in relation to such matters. In these circumstances, specific disclosure in relation to a contingent liability will be made where material. However the Group does not currently expect the final outcome of any such case to have a material adverse effect on its financial position, operations or cash flows.

Contingent liabilities, commitments and guarantees arising from the banking business

	2019 £m	2018 £m
Contingent liabilities
Acceptances and endorsements	74	194
Other:
Other items serving as direct credit substitutes	366	632
Performance bonds and other transaction-related contingencies	2,454	2,425
	2,820	3,057
Total contingent liabilities	2,894	3,251

The contingent liabilities of the Group arise in the normal course of its banking business and it is not practicable to quantify their future financial effect.

	2019 £m	2018 £m
Commitments and guarantees
Documentary credits and other short-term trade-related transactions	–	1
Forward asset purchases and forward deposits placed	189	731
Undrawn formal standby facilities, credit lines and other commitments to lend:
Less than 1 year original maturity:
Mortgage offers made	12,684	11,594
Other commitments and guarantees	85,735	85,060
	98,419	96,654
1 year or over original maturity	34,945	37,712
Total commitments and guarantees	133,553	135,098

Of the amounts shown above in respect of undrawn formal standby facilities, credit lines and other commitments to lend, £63,504 million (2018: £64,884 million) was irrevocable.

Capital commitments

Excluding commitments in respect of investment property (note 27), capital expenditure contracted but not provided for at 31 December 2019 amounted to £405 million (2018: £378 million). Of this amount, £400 million (2018: £369 million) related to assets to be leased to customers under operating leases. The Group’s management is confident that future net revenues and funding will be sufficient to cover these commitments.